Accounts payable and accrued expenses	12 Months Ended
Jun. 30, 2026
Payables and Accruals [Abstract]
Accounts payable and accrued expenses

Note 10 – Accounts payable and accrued expenses

Accounts payable and accrued expenses consist of the following:

	As of June 30,
	2026	2025
Accounts payable	$29,734,681	$5,256,165
Accrued expenses	2,419,776	1,801,222
Total accounts payable and accrued expenses	$32,154,457	$7,057,387

As of June 30, 2026, the significant increase in accounts payable was primarily attributable to the Company’s management of the timing of payments to preserve liquidity. As of the date of issuance of these consolidated financial statements, $3,802,931 of the accounts payable outstanding as of June 30, 2026 had been settled.